UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-23318

2.	Date of Notification: December 29, 2023

3.	Exact name of Investment Company as specified in registration statement: Ecofin Tax-Exempt Private Credit Fund, Inc.

4.	Address of principal executive office: (number, street, city, state, zip code)

Ecofin Tax-Exempt Private Credit Fund, Inc.
6363 College Blvd
Overland Park, KS 66211

5.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Bradley Adams

Bradley Adams

Chief Executive Officer

NOTICE OF QUARTERLY REPURCHASE OFFER
IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.

December 29, 2023

Dear Shareholder,

Thank you for your investment in the Fund. The purpose of this Notice is to announce the quarterly repurchase offer for the Ecofin Tax-Exempt Private Credit Fund, Inc. (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide stockholders with access to their assets and a degree of liquidity, as no secondary market exists for these shares. This offer is made subject to the terms and conditions made in the Repurchase Offer and the Fund's current prospectus and statement of additional information. If you have no need or desire to sell your shares this quarter, simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

The repurchase offer period will begin on December 29, 2023, and (unless suspended or postponed) end on February 2, 2024, at the close of the New York Stock Exchange (which is normally at 4:00 p.m. Eastern Time, but it may close earlier on certain days). Any sale of shares to the Fund pursuant to this repurchase offer will generally be a taxable event. Consult your financial advisor or tax advisor for more information. If you wish to submit your shares for repurchase, please complete and submit the attached Repurchase Request Form.

Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement and Repurchase Request Form.

All Repurchase Requests must be submitted and received by the Fund by 4:00 p.m., Eastern Time, on February 2, 2024, to be effective. Please allow an appropriate amount of time for your Repurchase Request to reach the Fund.

For details of the offer, please refer to the attached Repurchase Offer.

Sincerely,

Ecofin Tax-Exempt Private Credit Fund, Inc.

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.
IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

December 29, 2023

Dear Shareholder,

Thank you for your investment in the Fund. The purpose of this Notice is to announce the quarterly repurchase offer for Ecofin Tax-Exempt Private Credit Fund, Inc. (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide stockholders with access to their assets and a degree of liquidity, as no secondary market exists for these shares. This offer is made subject to the terms and conditions made in the Repurchase Offer and the Fund's current prospectus and statement of additional information. If you have no need or desire to sell your shares this quarter, simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

The repurchase offer period will begin on December 29, 2023, and (unless suspended or postponed) end on February 2, 2024, at the close of the New York Stock Exchange (which is normally at 4:00 p.m. Eastern Time, but it may close earlier on certain days). Any sale of shares to the Fund pursuant to this repurchase offer will generally be a taxable event. Consult your financial advisor or tax advisor for more information. If you wish to submit your shares for repurchase and you purchased them through an investment adviser, broker or financial consultant (each, an “intermediary”), your intermediary will provide you with specific instructions.

Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement and Repurchase Request Form.

All Repurchase Requests must be submitted and received by the Fund by 4:00 p.m., Eastern Time, on February 2, 2024, to be effective. Please allow an appropriate amount of time for your Repurchase Request to reach the Fund.

For details of the offer, please refer to the attached Repurchase Offer.

Sincerely,

Ecofin Tax-Exempt Private Credit Fund, Inc.

REPURCHASE OFFER

1.
The Offer. Ecofin Tax-Exempt Private Credit Fund, Inc. (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares of common stock (the “shares”) at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to stockholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's current prospectus and statement of additional information.

2.
Net Asset Value. The NAV of the Fund on December 22, 2023 was $8.36 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request. The current NAV may be obtained by calling (866) 362‐9331 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.
Repurchase Request Deadline. All repurchase requests must be received in proper form by 4:00 p.m., Eastern Time, on February 2, 2024, at the address indicated on the Repurchase Request Form. Please allow an appropriate amount of time for your repurchase request to reach the Fund.

4.
Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on February 2, 2024, (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you submit your repurchase request. The price for repurchases must be determined based on the NAV no later than 14 calendar days after the Repurchase Request Deadline. However, the Fund intends to determine the NAV on the Repurchase Request Deadline, if doing so is not likely to result in significant dilution of the prices of the shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s NAV per share may fluctuate between those dates.

5.
Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.
Increase in Number of Shares Repurchased; Pro Rata Purchase. If stockholders in the aggregate tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%), or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each stockholder. There can be no assurance that the Fund will be able to repurchase all shares that each stockholder has tendered, even if all the shares in a stockholder’s account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares and you would be subject to the risk of NAV fluctuations during that time. Subsequent repurchase requests by stockholders whose shares were purchased pro rata in an oversubscribed offer will not be given priority over other stockholder requests. To the extent you remain invested in shares of the Fund, your investment will be subject to NAV fluctuation during the period between quarterly repurchase offers. Under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in the Offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. Shareholders who wish to request such treatment should instruct their Authorized Intermediary or investment adviser, or, if they hold their Shares directly through the Transfer Agent, the Transfer Agent to indicate to the Fund that they are eligible for such treatment.

7.	Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on February 2, 2024.

8.
Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Directors, and only in the following limited circumstances:

●	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

●
For any period during which the New York Stock Exchange or any market in which the securities of the Fund are principally traded (not currently applicable for the Fund) is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

●
For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine its NAV; and

●	For any other periods that the Securities and Exchange Commission may by order permit for the protection of stockholders of the Fund.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each stockholder of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each stockholder with details concerning the terms and conditions of the renewed Repurchase Offer.

9.
Tax Consequences. You should review the tax information in the Fund's current prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the stockholder. If, however, a stockholder tenders fewer than all of its shares or fewer than all shares tendered are repurchased, such stockholder may be treated as having received a taxable dividend upon the tender of its shares.

10.
Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or stockholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s investment adviser, the Fund’s transfer agent, the Fund’s distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s investment adviser, nor the Fund’s distributor is or will be obligated to ensure that your investment adviser, broker, financial consultant or any other third party through which your shares may be held or registered (each, an “intermediary”) submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

None of the Fund, the Fund’s investment adviser, nor the Fund’s Board of Directors makes any recommendation to any stockholder as to whether to tender or refrain from tendering shares. Each stockholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether stockholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's current prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund, its investment adviser or its distributor.

If you purchased shares of the Fund through an intermediary, please contact them for additional information about this offer.

ecofin

Repurchase Request Form

Ecofin Tax-Exempt Private Credit Fund, Inc.

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to 5% of the fund's outstanding shares and, that, if the offer is oversubscribed, the fund may not purchase the full amount of the shares that I am requesting, in which case the fund will repurchase shares on a pro rata basis.

I understand that unless this form is submitted to the fund in good order and free from error on or before the time and date specified above, that the fund will not be able to honor a request for repurchase of shares pursuant to this Repurchase Offer.

Mail to:
Ecofin Tax-Exempt Private Credit Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
City: Milwaukee **State:** WI
Zip code: 53201-0701

Overnight express mail to: Ecofin Tax-Exempt Private Credit Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., FL3
City: Milwaukee **State:** WI
Zip code: 53202-5207

Name(s) of registered shareholders: ______________________________

____

Account number: ______________________

Daytime telephone number: ______________

Shares tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of shares to be tendered: **Class I Shares(TSIFX):** _____

_____ Full tender: Please tender all shares of the class designated above in my account.

_____ Partial tender: Please tender__________shares of the class designated above from my account.

_____ Dollar amount: Please tender enough shares of the class designated above to net $__________.

Please note:

1. A TENDER REQUEST THAT DOES NOT SPECIFY A FULL TENDER, A NUMBER OF SHARES TENDERED OR A DOLLAR AMOUNT TENDERED WILL BE REJECTED.
2. Alterations to this form are prohibited and the request will be rejected.
3. To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service ("IRS")

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax adviser regarding your individual retirement account ("IRA") distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____ Federal income tax withholding is to be withheld at______%. (If a percentage is not specified, 10% will automatically be withheld.)

_____ I elect NOT to have Federal income tax withheld.

© 2018 Tortoise

www.tortoiseadvisors.com

REPURCHASE REQUEST FORM | Ecofin Tax-Exempt Private Credit Fund, Inc.

Payment and delivery instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: ____

____

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the fund at (855) 822-3863 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature:______________________________ Date:____________

______________________________ Date:____________

Signature guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the U.S. or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature guaranteed by: ______________________________

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